Principal activities and organization (Details)	12 Months Ended
Dec. 31, 2015
Jingdong 360
Organization
Economic interest held (as a percent)	100.00%
Fortune Rising
Organization
Economic interest held (as a percent)	100.00%
Jiangsu Yuanzhou
Organization
Economic interest held (as a percent)	100.00%
Suqian Limao
Organization
Economic interest held (as a percent)	100.00%
Shangboguangyi
Organization
Economic interest held (as a percent)	100.00%
Chinabank Payment
Organization
Economic interest held (as a percent)	100.00%
Chinabank Payment Technology
Organization
Economic interest held (as a percent)	100.00%
Shanghai Banghui Commercial Factoring Co., Ltd.
Organization
Economic interest held (as a percent)	100.00%
Jingdong Century
Organization
Equity interest held (as a percent)	100.00%
Guangzhou Jingdong Trading Co., Ltd
Organization
Equity interest held (as a percent)	100.00%
Shanghai Yuanmai Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jiangsu Jingdong Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Chengdu Jingdong Century Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingdong Century Information Technology Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Wuhan Jingdong Century Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Shengdayuan
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong Technology Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Shenyang Jingdong Century Trading Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong Logistics Group Corporation
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
JD.com International Limited
Organization
Equity interest held (as a percent)	100.00%
Beijing Shangke
Organization
Equity interest held (as a percent)	100.00%
Tianjin Star East Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Beijing Jingbangda Trade Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Shanghai Jinghui Microcredit Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%
Chongqing Haijia
Organization
Equity interest held (as a percent)	100.00%
Beijing Jinghui Microcredit Co., Ltd.
Organization
Equity interest held (as a percent)	100.00%